COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2019	$ 2,283
2020	1,058
2021	520
2022	520
2023 and onwards	520
Total minimum lease payments	$ 4,901